Organization and Business Background (Details Narrative) (10-K)	Mar. 31, 2020	Mar. 02, 2020	Dec. 31, 2019
Ownership interest percentage		17.86%
Agape ATP International Holding Limited [Member]
Ownership interest percentage	100.00%		100.00%